Long-Term Debt, net (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Mar. 13, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [Line Items]
Loan Balance	$ 38,487		$ 37,163
Loan Balance - Current Portion	(1,487)		(35,663)
Loan Balance - Long-Term Portion	37,000		1,500
Unamortized Debt Discount	(741)		(295)
Unamortized Debt Discount- Current Portion	292		295
Unamortized Debt Discount - Long-Term Portion	(449)		0
Total Borrowings	37,746		36,868
Total Borrowings - Current Portion	(1,195)		(35,368)
Total Borrowings - Long-Term Portion	36,551		$ 1,500
Convertible Note
Disclosure of detailed information about borrowings [Line Items]
Loan Balance	3,309
Total Borrowings	1,691,250
Total Borrowings - Long-Term Portion	1,180	$ 1,783
Devocean Maritime LTD., Domina Maritime LTD., Dulac Maritime S.A., Artful Shipholding S.A. & Longevity Maritime Limited
Disclosure of detailed information about borrowings [Line Items]
Loan Balance	37,000
Unamortized Debt Discount	(741)
Total Borrowings	36,259
Globus Maritime Ltd. | Firment Shipping Inc.
Disclosure of detailed information about borrowings [Line Items]
Loan Balance	307
Unamortized Debt Discount	0
Total Borrowings	307
Globus Maritime Ltd. | Convertible Note
Disclosure of detailed information about borrowings [Line Items]
Loan Balance	1,180
Unamortized Debt Discount	0
Total Borrowings	$ 1,180